Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Number Of Shares Used In Calculation Of Earnings Per Share
The number of shares used in the calculation of earnings per share for each year presented is as follows:

(In thousands)	2013	2012	2011
Weighted Average Shares Outstanding — Basic	26,450	26,699	26,588
Dilutive Options and Performance- Accelerated Restricted Stock	352	331	315
Shares — Diluted	26,802	27,030	26,903